Fees Summary	Jul. 31, 2024 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 1,794,460,000.00
Previously Paid Amount	0.00
Total Fee Amount	264,862.29
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 264,862.29
Narrative - Max Aggregate Offering Price	$ 1,794,460,000.00
Narrative - Max Aggregate Offering Amount | shares	1,800,000
Final Prospectus	true